JPMorgan Core Plus Bond Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent		2.22%	(0.15%)	1.27%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	0.08%	1.51%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent		2.60%	0.33%	1.76%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.84%	0.50%	1.92%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	0.59%	2.04%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.96%	(0.98%)	0.58%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.76%	(0.17%)	0.95%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Constrained Index to the Bloomberg U.S. Aggregate Index.